Convertible Notes Payable (Details Narrative) (10K) - USD ($)			12 Months Ended
	Jun. 28, 2016	Jun. 06, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017	Apr. 14, 2016
Short-term Debt [Line Items]
Original debt issue discount			$ (131,849)		$ (79,192)
MR Group I, LLC [Member] | 14% Secured Convertible Promissory Note [Member] | Exchange Agreement [Member]
Short-term Debt [Line Items]
Repayments of debt	$ 306,378	$ 100,000
Conversion value of notes		$ 196,330
14% Additional Secured Convertible Promissory Note Due January 18, 2017 [Member] | MR Group I, LLC [Member]
Short-term Debt [Line Items]
Principal amount						$ 300,000
Interest payable						2,647
Original debt issue discount						$ 300,000
14% Additional Secured Convertible Promissory Note Due January 18, 2017 [Member] | MR Group I, LLC [Member] | Exchange Agreement [Member]
Short-term Debt [Line Items]
Principal amount			300,000
Interest payable			2,647
Original debt issue discount			100,000
14% Additional Secured Convertible Promissory Note Due January 18, 2017 [Member] | MR Group I, LLC [Member] | 14% Secured Convertible Promissory Note Due April 30, 2017 [Member] | Exchange Agreement [Member]
Short-term Debt [Line Items]
Principal amount			302,647
14% Secured Convertible Promissory Note (Initial Note) [Member]
Short-term Debt [Line Items]
Principal amount			275,000	275,000
Amortization of the debt discount			359,688	$ 16,750
14% Secured Convertible Promissory Note (Initial Note) [Member] | MR Group I, LLC [Member] | Exchange Agreement [Member]
Short-term Debt [Line Items]
Principal amount			197,208
Interest payable			21,992
14% Secured Convertible Promissory Note (Initial Note) [Member] | MR Group I, LLC [Member] | 14% Secured Convertible Promissory Note Due August 31, 2016 [Member] | Exchange Agreement [Member]
Short-term Debt [Line Items]
Principal amount			$ 219,200